Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation Of Income Tax Provision At Statutory Rate
A reconciliation of the income tax provision computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2013	2012
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	5.22%	5.36%
Tax on foreign operations	0.40%	(0.78)%
State research and development credits	1.09%	1.06%
Other	(3.00)%	(2.29)%
Valuation allowance	(38.71)%	(38.35)%
Effective tax rate	-	-

Significant Components Of Deferred Tax Assets
Significant components of the Company’s deferred tax assets as of December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets:
Net operating loss carry forwards	$27,029,000	$25,721,000
Research and development credits	1,096,000	1,054,000
Nonqualified stock option compensation expense	1,801,000	1,701,000
Other temporary book - tax differences	408,000	441,000
Total deferred tax assets	30,334,000	28,917,000
Valuation allowance for deferred tax assets	(30,334,000)	(28,917,000)
Net deferred tax assets	$-	$-